Share repurchase program	12 Months Ended
Dec. 31, 2021
Share repurchase program
Share repurchase program

13. Share repurchase program

In October 2019, the Group repurchased 2,561,468 ordinary shares from certain employees with total consideration of approximately RMB 2.3 million which did not exceed the fair value of the vested restricted shares at repurchase date.

On May 6, 2020, the Group announced its share repurchase program under which the Group may repurchase up to a total of 1,000,000 of its ADSs, each representing 25 Class A Ordinary Shares.

For the year ended December 31, 2020, the Group repurchased 519,845 ADSs or 12,996,125 ordinary shares for total consideration amounted to US$1.7 million (RMB 11.7 million) on the open market, at a weighted average price of US$3.3 per ADS.

For the year ended December 31, 2021, the Group repurchased 265,868 ADSs or 6,646,700 ordinary shares for total consideration amounted to US$ 0.9 million (RMB 5.8 million) on the open market, at a weighted average price of US$ 3.3 per ADS.

The Group accounts for the repurchased ordinary shares under the cost method and includes such treasury stock as a component of shareholders’ equity.